Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of capital management [abstract]
Capital Management

	December 31	December 31
	2019	2018
	$	$

Current portion of long-term debt	46.9	48.5
Non-current portion of long-term debt	814.0	885.2

Long-term debt	860.9	933.7
Bank indebtedness	19.5	-
Less: cash and deposits	(223.5)	(185.2)

Net debt	656.9	748.5
Shareholders’ equity	1,875.5	1,906.9

Total capital managed	2,532.4	2,655.4